Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2020
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Jun. 25, 2020
Document Effective Date	Jul. 01, 2020
Prospectus Date	Jul. 01, 2020
Entity Inv Company Type	N-1A
Eaton Vance Focused Growth Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EAFGX
Eaton Vance Focused Growth Opportunities Fund | Class C
Risk/Return:
Trading Symbol	ECFGX
Eaton Vance Focused Growth Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EIFGX
Eaton Vance Focused Value Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EAFVX
Eaton Vance Focused Value Opportunities Fund | Class C
Risk/Return:
Trading Symbol	ECFVX
Eaton Vance Focused Value Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EIFVX